Share capital, warrants and other capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital Warrants And Other Capital
Schedule of Warrants Activity Reclassified into Equity

		Weighted average exercise price
	Number	($)	$
Balance – January 1, 2020	—	—	—
Warrant liability reclassified to equity	16,368,033	0.8556	7,377
Warrants issued as equity	28,533,333	0.4574	5,025
Balance – December 31, 2020	44,901,366	0.6025	12,402
February 2021 Placement Agent Warrants	1,651,034	1.8125	1,897
Warrants exercised	(35,111,187)	0.5725	(9,746)
Allocation of transaction costs to share capital	—	—	532
Balance – December 31, 2021	11,441,213	0.8668	5,085

Schedule of Fair Value of Warrants Assumptions

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of the February 2021 Placement Agent Warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
	#	$	$	(i)	(ii)	(iii)	(iv)
February 2021 Placement Agent Warrants issued on February 19, 2021	1,435,682	1.48	1.8125	0.58734%	119.18%	4.99	0.00%
February 2021 Placement Agent Warrants issued on February 22, 2021	215,352	1.48	1.8125	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the issuance date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants as of the noted dates of reclassification:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
As of June 16, 2020:
September 2019 Warrants	3,325,000	0.96	1.65	0.30%	104.5%	4.3	0.00%
February 2020 Investor Warrants	2,608,696	0.96	1.20	0.36%	119.3%	5.2	0.00%
February 2020 Placement Agent Warrants	243,478	0.96	1.62	0.32%	113.3%	4.7	0.00%
As of September 14, 2020:
August 2020 Investor Warrants	9,320,907	0.38	0.47	0.31%	120.5%	5.4	0.00%
August 2020 Placement Agent Warrants	869,952	0.38	0.704063	0.26%	114.6%	4.9	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
July 2020 Investor Warrants	26,666,666	0.52	0.457	0.2879%	123.1048%	5	0.00%
July 2020 Placement Agent Warrants	1,866,667	0.52	0.5625	0.2879%	123.1048%	5	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Summary of Warrants Exercise Transactions

During 2021, certain warrant holders exercised their warrants as follows:

	Warrants exercised (number of underlying common shares)	Exercise Price	Aggregate proceeds to the Company
September 2019 Investor warrants	2,000,000	$1.65	$3,300
February 2020 Investor warrants	1,739,130	1.20	2,087
July 2020 Investor warrants	21,045,555	0.45	9,471
July 2020 Placement Agent warrants	1,866,667	0.5625	1,050
August 2020 Investor warrants	7,589,883	0.47	3,567
August 2020 Placement Agent warrants	869,952	0.7040625	612
	35,111,187		$20,087

Disclosure of Change in Stock Options Issued

	Year ended December 31, 2021
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2021	506,400	1.44	173,000
Granted	580,000	0.42	280,000
Expired	(32)	590.25	—
Exercised	—	—	(30,000)
Balance – December 31, 2021	1,086,368	0.88	423,000

	Year ended December 31, 2019
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13.39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of year	741,116	3.61	212,000	441	912.00

	Year ended December 31, 2020
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	741,116	3.61	212,000	441	912.00
Granted	180,000	0.37	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.56	—	—	—
Expired	(84,366)	2.14	—	(441)	912.00
Balance – End of year	506,400	1.44	173,000	—	—

Summary of Assumptions to Determine Share-Based Compensation Costs Over the Life of Awards

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2021	2020	2019
Expected dividend yield	(a)	0.00%	0.00%	0.00%
Expected volatility	(b)	115.80%	112.50%	110.02%
Risk-free annual interest rate	(c)	1.23%	0.27%	1.86%
Expected life (years)	(d)	5.71	4.02	5.94
Weighted average share price		$0.42	$0.37	$2.00
Weighted average exercise price		$0.42	$0.37	$2.00
Weighted average grant date fair value		$0.35	$0.27	$2.00

_________________________

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.

Schedule of Stock Options Exercise Price Range

	Options outstanding			Options exercisable
Range of US dollar stock option exercise prices	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
0.37 to 0.50	760,000	6.72	0.41	60,006	5.95	0.37
0.51 to 1.78	160,000	4.91	0.91	106,672	4.91	0.90
1.79 to 3.14	85,000	3.21	2.08	76,667	3.06	2.07
3.15 to 217.00	81,368	1.70	3.95	81,368	1.70	3.95
	1,086,368	5.81	0.88	324,713	3.86	1.84